LONG-TERM BORROWINGS DUE TO RELATED PARTY (Tables)	12 Months Ended
Jun. 30, 2023
LONG-TERM BORROWINGS DUE TO RELATED PARTY
Schedule of long-term borrowings due to related party

	June 30,	June 30,	June 30,
	2022	2023	2023
Long-term borrowings due to related party:	RMB	RMB	US Dollars
Long-term borrowing from a founder, monthly payments of ¥126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	¥6,510,606	¥—	$—
Less: current portion	(999,530)	—	—
Total long-term borrowings due to related party	¥5,511,076	¥—	$—